INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31	December 31
	2020	2019

Warehouse inventory	$8,717	$8,342
Stockpile inventory(1)	3,982	2,477
Finished Goods inventory(2)	3,580	2,313
Work in process inventory	361	457
	$16,640	$13,589